CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
CONSOLIDATED BALANCE SHEETS
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	25,000,000	25,000,000
Preferred stock, shares outstanding (in shares)	14,071,431	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	990,000,000	990,000,000
Common stock, shares outstanding (in shares)	772,483,465	679,513,554
Treasury stock, shares issued (in shares)	2,308,420	2,308,420